Employee Information - Summary of Classification of Employee Benefit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefit expense
Wages and salaries (including termination costs)	£ 1,252	£ 1,382	£ 1,180
Social security costs	107	113	95
Share-based payment costs	37	35	28
Retirement benefits - defined contribution plans	45	46	37
Retirement benefits - defined benefit plans	26	29	25
Total	£ 1,467	£ 1,605	£ 1,365